FINANCIAL RISK MANAGEMENT - Foreign Currency Risk (Details) - Currency risk $ in Thousands	12 Months Ended
Dec. 31, 2018 CLP ($)
Net exposure of assets and liabilities in foreign currency
Derivative financial liabilities	$ 251,124,893
Financial liabilities net of assets and net of derivative contracts	2,466,157
Dollar
Net exposure of assets and liabilities in foreign currency
Gross financial assets subject to offsetting	$ 5,917,041
Percentage of US denominated financial liabilities with derivative cross currency swaps	100.00%
Public and Bank liabilities
Net exposure of assets and liabilities in foreign currency
Gross financial liabilities subject to offsetting	$ 257,041,934
Argentina | Public and Bank liabilities
Net exposure of assets and liabilities in foreign currency
Gross financial liabilities subject to offsetting	$ 257,041,934